Quarterly Holdings Report
for
Strategic Advisers® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2023
SIT-NPRT1-0723
1.912870.112
Common Stocks - 41.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.7%
Bezeq The Israel Telecommunication Corp. Ltd.	145,093	181,583
Cellnex Telecom SA (a)	153,002	6,199,947
Deutsche Telekom AG	1,601,732	35,535,307
Hellenic Telecommunications Organization SA	231,573	3,544,606
KT Corp.	152,087	3,628,673
Liberty Global PLC Class C (b)	369,100	6,282,082
Nippon Telegraph & Telephone Corp.	543,900	15,452,598
Orange SA	1,619,241	19,339,073
Proximus	292,378	2,269,541
PT Telkom Indonesia Persero Tbk	12,831,100	3,464,211
Telefonica Deutschland Holding AG	79,809	224,786
Telefonica SA	1,400,994	5,966,503
Telenor ASA	210,385	2,160,672
Telia Co. AB	2,417,681	5,637,753
		109,887,335
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	120,400	552,594
CTS Eventim AG	39,229	2,637,515
GungHo Online Entertainment, Inc.	7,600	147,282
mixi, Inc.	19,700	385,728
NetEase, Inc. ADR	66,033	5,618,088
Nintendo Co. Ltd.	266,300	11,308,162
Ourpalm Co. Ltd. (A Shares) (b)	142,900	113,530
Square Enix Holdings Co. Ltd.	89,800	4,028,351
		24,791,250
Interactive Media & Services - 0.2%
carsales.com Ltd.	224,450	3,391,429
Hemnet Group AB	57,643	974,722
NAVER Corp.	35,119	5,297,544
SEEK Ltd.	149,355	2,285,891
Tencent Holdings Ltd.	318,200	12,592,556
Z Holdings Corp.	951,000	2,369,224
		26,911,366
Media - 0.1%
Changjiang Publishing & Media Co. Ltd. (A Shares)	435,000	596,992
CyberAgent, Inc.	411,900	2,920,920
Hakuhodo DY Holdings, Inc.	13,500	141,662
Informa PLC	953,369	8,266,025
WPP PLC	734,567	7,807,889
		19,733,488
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL (For. Reg.)	896,300	5,440,716
KDDI Corp.	256,900	7,920,621
SoftBank Group Corp.	118,700	4,670,607
Vodafone Group PLC sponsored ADR	458,176	4,343,508
		22,375,452
TOTAL COMMUNICATION SERVICES		203,698,891
CONSUMER DISCRETIONARY - 3.9%
Automobile Components - 0.4%
Aisin Seiki Co. Ltd.	12,500	359,770
Autoliv, Inc. (depository receipt)	65,374	5,230,257
Brembo SpA	59,166	899,309
Bridgestone Corp.	131,700	5,367,254
Compagnie Generale des Etablissements Michelin SCA Series B	357,310	10,195,955
Continental AG	8,647	575,640
DENSO Corp.	221,500	13,689,837
Dowlais Group PLC (b)	2,121,133	3,451,267
Eagle Industry Co. Ltd.	2,700	28,468
JTEKT Corp.	72,300	602,997
Koito Manufacturing Co. Ltd.	337,500	6,351,516
Magna International, Inc. Class A (c)	120,682	5,836,182
Niterra Co. Ltd.	15,100	279,620
Stanley Electric Co. Ltd.	132,000	2,665,107
Sumitomo Electric Industries Ltd.	115,400	1,369,974
Tokai Rika Co. Ltd.	27,400	372,675
Toyoda Gosei Co. Ltd.	8,100	133,484
TPR Co. Ltd.	19,100	193,570
Valeo SA (c)	314,443	6,036,502
		63,639,384
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	82,163	8,951,025
Bayerische Motoren Werke AG (BMW) ADR	95,589	3,477,528
Ferrari NV	15,760	4,517,919
Honda Motor Co. Ltd.	699,000	19,889,855
Honda Motor Co. Ltd. sponsored ADR	10,423	296,117
Loncin Motor Co. Ltd.	162,600	108,832
Mazda Motor Corp.	39,800	337,638
Mercedes-Benz Group AG (Germany)	180,251	13,474,406
Nissan Motor Co. Ltd.	167,800	624,948
Stellantis NV	423,878	6,429,251
Stellantis NV (Italy)	792,010	12,006,190
Subaru Corp.	70,800	1,219,086
Suzuki Motor Corp.	114,800	3,791,922
Toyota Motor Corp.	717,300	9,770,922
Volkswagen AG	4,566	690,988
Yamaha Motor Co. Ltd.	21,700	535,783
		86,122,410
Broadline Retail - 0.2%
Alibaba Group Holding Ltd. (b)	691,500	6,882,071
Alibaba Group Holding Ltd. sponsored ADR (b)	14,311	1,138,440
Dollarama, Inc.	106,410	6,473,177
MercadoLibre, Inc. (b)	2,527	3,130,953
Next PLC	62,754	4,953,868
Rakuten Group, Inc.	1,597,600	6,604,828
		29,183,337
Distributors - 0.0%
Inchcape PLC	570,543	5,408,119
Diversified Consumer Services - 0.0%
Global Kids Co. Corp.	76,900	366,493
IDP Education Ltd.	43,624	619,148
		985,641
Hotels, Restaurants & Leisure - 0.9%
Amadeus IT Holding SA Class A	802,324	57,578,815
Aristocrat Leisure Ltd.	224,358	5,421,436
Compass Group PLC	1,366,812	37,456,406
Entain PLC	390,700	6,410,489
Evolution AB (a)	33,237	4,366,342
Flutter Entertainment PLC (b)	15,438	3,021,765
Food & Life Companies Ltd.	43,500	1,024,080
Genting Singapore Ltd.	438,600	327,580
Greggs PLC	53,914	1,801,401
InterContinental Hotel Group PLC ADR (c)	13,867	920,075
Playtech Ltd. (b)	44,550	333,062
Sands China Ltd. (b)	2,024,400	6,553,715
Sodexo SA	77,800	8,403,360
Tongqinglou Catering Co. Ltd.	24,300	111,768
Whitbread PLC	98,461	4,024,711
Yum China Holdings, Inc.	83,957	4,740,212
		142,495,217
Household Durables - 0.4%
Barratt Developments PLC	697,300	4,014,357
Berkeley Group Holdings PLC	102,076	4,985,134
Hisense Electric Co. Ltd.	215,400	657,257
Panasonic Holdings Corp.	527,000	5,504,350
Persimmon PLC	516,165	7,714,633
SEB SA	8,517	799,316
Sekisui Chemical Co. Ltd.	18,600	256,989
Sony Group Corp.	326,200	30,591,161
Tama Home Co. Ltd.	23,300	582,814
		55,106,011
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	11,100	260,600
Sega Sammy Holdings, Inc.	130,600	2,541,228
Yamaha Corp.	98,900	3,925,476
		6,727,304
Specialty Retail - 0.4%
EDION Corp.	52,900	527,766
Fast Retailing Co. Ltd.	4,700	1,102,430
H&M Hennes & Mauritz AB (B Shares)	565,149	7,061,106
Industria de Diseno Textil SA	336,477	11,257,097
Kingfisher PLC	5,223,403	15,024,547
Premier Investments Ltd.	21,951	319,971
Super Retail Group Ltd.	62,280	462,625
WH Smith PLC	629,024	12,284,848
Zalando SE (a)(b)	158,709	4,587,175
ZOZO, Inc.	127,200	2,596,496
		55,224,061
Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	40,466	6,579,072
Brunello Cucinelli SpA	24,613	2,123,123
Burberry Group PLC	245,764	6,585,168
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	253,505	313,141
Series A	289,720	46,127,907
Dr. Martens Ltd.	596,877	1,160,504
GOLDWIN, Inc.	23,700	1,995,342
Hermes International SCA	4,071	8,275,667
Kering SA	25,574	13,673,442
lululemon athletica, Inc. (b)	7,582	2,516,693
LVMH Moet Hennessy Louis Vuitton SE	46,323	40,501,506
Moncler SpA	141,170	9,554,774
NIKE, Inc. Class B	36,014	3,790,834
Samsonite International SA (a)(b)	974,400	2,473,813
Swatch Group AG (Bearer)	13,368	3,971,870
Swatch Group AG (Bearer):
ADR (c)	36,715	547,054
(Reg.)	36,553	2,050,901
		152,240,811
TOTAL CONSUMER DISCRETIONARY		597,132,295
CONSUMER STAPLES - 4.5%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	647,395	34,535,283
Anheuser-Busch InBev SA NV ADR (c)	88,375	4,719,225
Asahi Group Holdings	64,700	2,511,841
Coca-Cola HBC AG	53,746	1,596,553
Diageo PLC	1,592,954	66,223,160
Heineken Holding NV	130,749	11,117,718
Heineken NV (Bearer)	76,797	7,755,704
ITO EN Ltd.	39,600	1,173,860
Kirin Holdings Co. Ltd.	1,153,300	17,213,618
Kweichow Moutai Co. Ltd. (A Shares)	17,300	3,962,508
Pernod Ricard SA	97,325	21,024,603
Suntory Beverage & Food Ltd.	107,500	3,958,191
Treasury Wine Estates Ltd.	1,312	9,916
		175,802,180
Consumer Staples Distribution & Retail - 0.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	297,393	14,399,736
Bid Corp. Ltd.	101,116	2,153,774
Carrefour SA (c)	631,588	11,623,992
Coles Group Ltd.	186,634	2,182,702
GrainCorp Ltd.	261,644	1,298,522
Jeronimo Martins SGPS SA	24,797	598,494
Metro, Inc.	87,649	4,610,693
Ocado Group PLC (b)	140,902	646,765
Qol Holdings Co. Ltd.	56,400	637,574
Raia Drogasil SA	318,384	1,777,900
Seven & i Holdings Co. Ltd.	623,500	26,157,240
Sok Marketler Ticaret A/S (b)	908,339	1,191,437
Sundrug Co. Ltd.	5,900	168,118
Tesco PLC	3,993,252	12,975,719
Wal-Mart de Mexico SA de CV Series V	1,991,600	7,568,283
Welcia Holdings Co. Ltd.	85,100	1,800,645
Woolworths Group Ltd.	48,123	1,175,062
		90,966,656
Food Products - 1.2%
Barry Callebaut AG	2,163	4,372,312
Britannia Industries Ltd.	21,699	1,222,074
Danone SA	554,701	32,832,153
Ezaki Glico Co. Ltd.	136,800	3,613,307
Itoham Yonekyu Holdings, Inc.	149,000	747,540
JDE Peet's BV	43,929	1,276,256
Kewpie Corp.	17,200	274,311
Lindt & Spruengli AG (participation certificate)	284	3,395,839
Megmilk Snow Brand Co. Ltd.	126,700	1,691,455
Nestle SA (Reg. S)	939,032	111,309,383
NH Foods Ltd.	4,100	111,825
Orior AG	1,980	166,748
Toyo Suisan Kaisha Ltd.	264,900	11,578,977
WH Group Ltd. (a)	649,500	339,247
Wilmar International Ltd.	2,271,200	6,566,880
Yakult Honsha Co. Ltd.	6,700	435,205
Yamazaki Baking Co. Ltd.	6,100	87,915
		180,021,427
Household Products - 0.6%
Essity AB (B Shares)	643,341	17,097,582
Henkel AG & Co. KGaA	19,212	1,378,357
Lion Corp.	269,100	2,599,739
Niitaka Co. Ltd. (c)	73,900	1,077,802
Reckitt Benckiser Group PLC	817,984	63,607,730
		85,761,210
Personal Care Products - 0.8%
Beiersdorf AG	71,783	9,142,242
Haleon PLC	2,617,250	10,353,093
Hangzhou Haoyue Personal Care Co. Ltd.	117,296	827,644
Hindustan Unilever Ltd.	99,212	3,200,544
Kao Corp.	271,800	9,471,875
Kose Corp.	20,500	2,059,932
L'Oreal SA	66,239	28,359,981
Pola Orbis Holdings, Inc.	8,100	109,822
Proya Cosmetics Co. Ltd. (A Shares)	48,944	826,418
Rohto Pharmaceutical Co. Ltd.	568,300	12,114,488
Unilever PLC	1,023,441	51,207,914
		127,673,953
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	707,873	22,407,433
Scandinavian Tobacco Group A/S (a)	45,594	748,703
		23,156,136
TOTAL CONSUMER STAPLES		683,381,562
ENERGY - 2.4%
Energy Equipment & Services - 0.0%
Tenaris SA	177,288	2,200,785
Oil, Gas & Consumable Fuels - 2.4%
Aker BP ASA	356,314	7,742,467
BP PLC	7,491,662	42,088,348
BP PLC sponsored ADR	484,767	16,341,496
ENEOS Holdings, Inc.	1,032,500	3,437,097
Eni SpA	2,510,626	33,408,278
Eni SpA sponsored ADR	6,480	172,109
Equinor ASA	610,327	15,491,971
Equinor ASA sponsored ADR (c)	44,438	1,125,615
Galp Energia SGPS SA Class B	1,048,939	11,095,503
Gazprom OAO (d)	3,670,010	438,179
Gazprom OAO sponsored ADR (Reg. S) (b)(d)	33,845	7,732
Idemitsu Kosan Co. Ltd.	18,100	351,802
INPEX Corp.	534,400	5,615,193
Japan Petroleum Exploration Co. Ltd.	18,600	550,023
LUKOIL PJSC (d)	35,755	12,627
OMV AG	123,777	5,514,482
Parkland Corp.	63,476	1,583,276
Petroleo Brasileiro SA - Petrobras (ON)	232,900	1,340,944
Petronet LNG Ltd.	487,938	1,332,698
Reliance Industries Ltd.	436,016	13,023,533
Repsol SA	539,539	7,312,065
Rosneft Oil Co. OJSC (d)	420,640	80,266
San-Ai Obbli Co. Ltd.	55,400	553,503
Santos Ltd.	2,385,500	11,292,306
Shell PLC:
ADR	316,486	17,723,216
(Amsterdam)	556,212	15,570,872
(London)	349,793	9,616,855
rights (b)(e)	349,793	100,810
rights (b)(e)	542,398	154,717
TotalEnergies SE (c)	1,767,488	99,740,797
TotalEnergies SE sponsored ADR	55,770	3,139,851
Whitehaven Coal Ltd.	826,972	3,044,536
Woodside Energy Group Ltd.	1,285,817	28,451,317
		357,454,484
TOTAL ENERGY		359,655,269
FINANCIALS - 6.9%
Banks - 3.2%
ABN AMRO Bank NV GDR (Bearer) (a)	44,151	642,061
Agricultural Bank of China Ltd.:
(A Shares)	4,518,600	2,236,538
(H Shares)	4,713,000	1,775,549
AIB Group PLC	6,012,682	24,628,095
ANZ Group Holdings Ltd.	260,565	3,875,792
Banco Bilbao Vizcaya Argentaria SA	439,141	2,887,215
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	52,074	339,522
Banco Comercial Portugues SA (Reg.)	726,365	159,630
Banco Santander SA (Spain)	1,326,511	4,333,750
Banco Santander SA (Spain) sponsored ADR	146,996	471,857
Bank Hapoalim BM (Reg.)	90,316	726,584
Bank Leumi le-Israel BM	111,166	779,030
Bank of China Ltd. (H Shares)	9,426,000	3,695,550
Bank of Ireland Group PLC	1,511,608	14,208,974
Barclays PLC	13,276,205	25,073,105
Barclays PLC sponsored ADR	252,713	1,900,402
BNP Paribas SA (c)	570,167	33,148,534
CaixaBank SA	3,279,074	12,051,683
Chiba Bank Ltd.	907,600	5,673,925
China Construction Bank Corp. (H Shares)	3,034,000	1,940,793
Credicorp Ltd. (United States)	21,986	2,846,088
DBS Group Holdings Ltd.	1,172,000	26,260,149
DNB Bank ASA	1,046,429	17,529,712
Erste Group Bank AG	97,995	3,170,687
First International Bank of Israel	2,775	104,558
Haci Omer Sabanci Holding A/S	239,579	445,954
HDFC Bank Ltd.	769,013	14,940,380
Hokuhoku Financial Group, Inc.	50,400	388,151
Huaxia Bank Co. Ltd. (A Shares)	1,331,700	1,082,340
Industrial & Commercial Bank of China Ltd. (H Shares)	6,707,000	3,588,852
Industrial Bank Co. Ltd. (A Shares)	147,400	343,232
ING Groep NV (Certificaten Van Aandelen)	3,003,885	37,011,128
Intesa Sanpaolo SpA	1,151,236	2,673,693
Jyske Bank A/S (Reg.) (b)	57,273	3,932,116
KBC Group NV	155,400	10,162,430
Kyushu Financial Group, Inc.	227,200	851,236
Lloyds Banking Group PLC	30,748,562	16,941,504
Mebuki Financial Group, Inc.	1,164,600	2,741,710
Mitsubishi UFJ Financial Group, Inc.	2,193,900	14,588,970
Mizrahi Tefahot Bank Ltd.	36,831	1,181,458
National Bank of Canada	128,185	9,189,661
NatWest Group PLC	8,186,569	26,525,982
Nordea Bank ABP	363,094	3,569,442
Nordea Bank ABP (Helsinki Stock Exchange)	142,346	1,402,156
North Pacific Bank Ltd.	676,200	1,247,324
PT Bank Central Asia Tbk	13,456,600	8,124,231
Resona Holdings, Inc.	2,679,400	12,183,025
Sberbank of Russia (d)	1,813,540	12,723
Skandinaviska Enskilda Banken AB (A Shares)	635,000	6,638,599
Societe Generale Series A (c)	278,900	6,448,254
Standard Chartered PLC (United Kingdom)	410,307	3,233,903
Sumitomo Mitsui Financial Group, Inc.	600,700	24,377,411
Sumitomo Mitsui Trust Holdings, Inc.	91,600	3,227,463
Svenska Handelsbanken AB (A Shares) (c)	638,593	5,055,854
Swedbank AB (A Shares)	538,357	8,237,728
Sydbank A/S	75,943	3,172,172
The Hachijuni Bank Ltd.	451,100	1,900,561
The Toronto-Dominion Bank	75,338	4,264,436
Turkiye Is Bankasi A/S Series C	1,744,342	937,909
UniCredit SpA	1,833,459	35,353,259
United Overseas Bank Ltd.	765,300	15,811,770
Westpac Banking Corp.	354,000	4,761,762
		487,008,562
Capital Markets - 1.2%
3i Group PLC	158,534	3,867,432
Amundi SA (a)	104,900	5,897,912
Azimut Holding SpA	37,992	754,324
B3 SA - Brasil Bolsa Balcao	1,031,000	2,706,901
Bridgepoint Group Holdings Ltd. (a)	992,616	2,647,335
Brookfield Corp. (Canada) Class A	124,141	3,728,345
Deutsche Borse AG	130,040	22,492,210
Euronext NV (a)	290,844	19,321,388
Hong Kong Exchanges and Clearing Ltd.	206,500	7,558,046
Intermediate Capital Group PLC	122,397	2,119,400
Julius Baer Group Ltd.	448,720	27,413,429
London Stock Exchange Group PLC	221,182	23,579,031
Macquarie Group Ltd.	201,511	22,379,375
Nomura Holdings, Inc.	570,400	2,004,651
Partners Group Holding AG	3,436	3,096,644
SBI Holdings, Inc. Japan	534,300	10,009,137
UBS Group AG	1,507,608	28,538,196
XP, Inc. Class A (b)	105,301	1,858,563
		189,972,319
Financial Services - 0.5%
Adyen BV (a)(b)	3,415	5,593,231
Challenger Ltd.	465,869	1,878,752
Element Fleet Management Corp.	576,897	8,750,136
EXOR NV	47,200	3,918,109
GMO Payment Gateway, Inc.	14,700	1,162,706
Groupe Bruxelles Lambert SA	73,300	5,647,495
Housing Development Finance Corp. Ltd.	150,611	4,809,206
Mitsubishi UFJ Lease & Finance Co. Ltd.	472,200	2,565,623
ORIX Corp.	987,200	16,831,822
Paragon Banking Group PLC	170,220	1,027,811
Visa, Inc. Class A	42,358	9,362,389
		61,547,280
Insurance - 2.0%
AIA Group Ltd.	2,460,000	23,648,472
Allianz SE	128,238	27,461,989
Aon PLC	42,517	13,107,566
ASR Nederland NV	67,678	2,879,172
Assicurazioni Generali SpA	179,198	3,393,215
Aviva PLC	541,975	2,657,656
AXA SA	1,124,781	31,888,313
Beazley PLC	918,438	6,917,783
Dai-ichi Mutual Life Insurance Co.	361,900	6,219,771
Definity Financial Corp.	51,892	1,387,609
Gjensidige Forsikring ASA	60,952	1,024,085
Hannover Reuck SE	15,069	3,224,672
Hiscox Ltd.	698,804	10,187,929
Intact Financial Corp.	40,044	5,901,438
Japan Post Holdings Co. Ltd.	804,400	5,684,061
Japan Post Insurance Co. Ltd.	40,900	615,592
Legal & General Group PLC	4,310,309	12,230,286
Manulife Financial Corp.	185,517	3,437,018
MAPFRE SA (Reg.) (c)	1,272,068	2,499,153
MS&AD Insurance Group Holdings, Inc.	151,300	5,210,389
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	42,127	15,039,870
NN Group NV	165,432	5,962,717
NN Group NV ADR	2,256	40,631
People's Insurance Co. of China Group Ltd. (A Shares)	339,800	292,418
PICC Property & Casualty Co. Ltd. (H Shares)	4,230,000	5,040,055
Ping An Insurance Group Co. of China Ltd. (H Shares)	313,500	1,989,531
Poste Italiane SpA (a)	36,071	373,842
Prudential PLC	1,724,366	22,657,812
Sampo Oyj (A Shares)	174,230	8,011,806
Sompo Holdings, Inc.	27,500	1,123,093
Steadfast Group Ltd.	467,511	1,803,269
Storebrand ASA (A Shares)	672,514	4,858,978
Sun Life Financial, Inc.	168,571	8,164,673
Swiss Life Holding AG	2,006	1,158,557
Swiss Re Ltd.	47,351	4,742,639
Talanx AG	69,400	3,868,574
Tokio Marine Holdings, Inc.	679,800	15,218,560
UNIQA Insurance Group AG	110,504	948,485
Willis Towers Watson PLC	19,711	4,313,752
Zurich Insurance Group Ltd.	77,983	36,476,265
		311,661,696
TOTAL FINANCIALS		1,050,189,857
HEALTH CARE - 5.3%
Biotechnology - 0.2%
Abcam PLC ADR (b)	70,538	1,139,189
CSL Ltd.	80,800	16,102,743
Genmab A/S (b)	19,193	7,507,328
Vitrolife AB	28,423	559,460
		25,308,720
Health Care Equipment & Supplies - 0.8%
Alcon, Inc. (Switzerland)	82,315	6,386,361
Carl Zeiss Meditec AG	13,636	1,528,243
Coloplast A/S Series B	22,811	2,871,573
ConvaTec Group PLC (a)	2,839,269	7,162,711
Elekta AB (B Shares)	470,260	3,447,712
EssilorLuxottica SA	94,148	16,950,925
EssilorLuxottica SA rights (b)(c)(e)	99,925	344,996
Hoya Corp.	108,000	13,615,790
InMode Ltd. (b)(c)	41,024	1,295,128
Koninklijke Philips Electronics NV	1,470,416	27,779,983
Olympus Corp.	232,300	3,530,560
Siemens Healthineers AG (a)	158,086	8,938,943
Smith & Nephew PLC	805,900	12,074,173
Straumann Holding AG	29,070	4,248,385
Terumo Corp.	175,500	5,348,451
		115,523,934
Health Care Providers & Services - 0.1%
Amplifon SpA	41,887	1,445,273
Apollo Hospitals Enterprise Ltd.	20,677	1,155,739
CVS Group PLC	48,584	1,264,323
Fresenius Medical Care AG & Co. KGaA sponsored ADR	16,584	355,395
Fresenius SE & Co. KGaA	412,930	11,294,937
Galenica AG (a)	20,585	1,607,020
Max Healthcare Institute Ltd. (b)	150,024	996,864
Medipal Holdings Corp.	14,500	228,753
Sonic Healthcare Ltd.	90,900	2,080,641
Suzuken Co. Ltd.	95,500	2,399,067
		22,828,012
Health Care Technology - 0.0%
Pro Medicus Ltd.	32,677	1,261,470
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	65,029	7,521,904
Bruker Corp.	111,016	7,671,206
Evotec OAI AG (b)	102,967	2,222,140
ICON PLC (b)	26,473	5,639,543
Lonza Group AG	16,927	10,582,744
QIAGEN NV (Germany) (b)	232,549	10,492,208
Sartorius Stedim Biotech	10,245	2,689,536
Siegfried Holding AG	1,676	1,327,734
Tecan Group AG	5,576	2,135,502
		50,282,517
Pharmaceuticals - 3.9%
Astellas Pharma, Inc.	1,713,500	27,111,261
AstraZeneca PLC:
(United Kingdom)	212,273	30,917,695
sponsored ADR	209,471	15,308,141
Bayer AG	874,520	48,807,271
GSK PLC	1,530,023	25,680,244
GSK PLC sponsored ADR	794,843	26,706,725
Kyowa Hakko Kirin Co., Ltd.	433,200	8,332,862
Merck KGaA	64,318	11,188,983
Novartis AG	778,708	74,636,612
Novo Nordisk A/S:
Series B	408,774	65,784,425
Series B sponsored ADR	29,198	4,685,111
Ono Pharmaceutical Co. Ltd.	19,800	370,242
Otsuka Holdings Co. Ltd.	210,800	7,821,049
Roche Holding AG:
(participation certificate)	449,342	143,119,423
sponsored ADR	4,995	197,752
Sanofi SA	664,744	67,416,497
Sanofi SA sponsored ADR	77,040	3,930,581
Santen Pharmaceutical Co. Ltd.	694,300	6,313,857
Taisho Pharmaceutical Holdings Co. Ltd.	7,300	271,409
Takeda Pharmaceutical Co. Ltd.	696,100	22,154,138
		590,754,278
TOTAL HEALTH CARE		805,958,931
INDUSTRIALS - 7.3%
Aerospace & Defense - 0.7%
Airbus Group NV	60,255	7,913,005
Leonardo SpA	100,033	1,072,461
Melrose Industries PLC	1,708,319	10,021,799
MTU Aero Engines AG	67,616	15,596,889
Rolls-Royce Holdings PLC (b)	26,389,267	47,144,653
Safran SA	101,928	14,756,302
Senior Engineering Group PLC	81,719	170,169
Thales SA	97,833	13,625,952
		110,301,230
Air Freight & Logistics - 0.2%
Deutsche Post AG	479,408	21,618,354
DSV A/S	46,854	9,028,944
Konoike Transport Co. Ltd.	17,700	192,467
Nippon Express Holdings, Inc.	6,400	359,677
Sankyu, Inc.	19,400	657,226
		31,856,668
Building Products - 0.3%
AGC, Inc.	73,300	2,677,890
Belimo Holding AG (Reg.)	3,106	1,413,260
Compagnie de St.-Gobain	105,000	5,813,747
Daikin Industries Ltd.	116,000	22,012,012
Geberit AG (Reg.)	12,103	6,410,637
Kingspan Group PLC (Ireland)	44,216	2,934,055
Noritz Corp.	25,200	315,983
Sekisui Jushi Corp.	61,400	884,477
		42,462,061
Commercial Services & Supplies - 0.1%
Boyd Group Services, Inc.	5,906	1,070,346
Japan Elevator Service Holdings Co. Ltd.	61,200	825,371
Rentokil Initial PLC	899,586	7,155,828
Ritchie Bros. Auctioneers, Inc.	69,360	3,623,070
Secom Co. Ltd.	47,300	3,101,617
Toppan, Inc.	206,100	4,412,678
		20,188,910
Construction & Engineering - 0.2%
INFRONEER Holdings, Inc.	16,300	144,603
Kajima Corp.	311,000	4,363,933
Kinden Corp.	30,400	397,769
Okumura Corp.	21,100	580,032
Sanki Engineering Co. Ltd.	48,300	502,674
Sweco AB (B Shares)	73,140	827,659
VINCI SA	191,845	21,802,311
Voltas Ltd.	105,624	1,049,151
WorleyParsons Ltd.	542,055	5,743,523
		35,411,655
Electrical Equipment - 1.1%
ABB Ltd. (Reg.)	621,886	22,715,718
Accelleron Industries Ltd.	368	8,873
Contemporary Amperex Technology Co. Ltd.	47,940	1,490,918
Havells India Ltd.	97,895	1,548,455
Hirakawa Hewtech Corp.	41,100	404,141
Legrand SA	454,805	43,004,039
Mitsubishi Electric Corp.	1,050,300	13,712,512
Prysmian SpA	344,476	12,765,854
Schneider Electric SA	369,804	63,975,669
Siemens Energy AG (b)	369,100	9,366,166
Weg SA	147,300	1,091,982
		170,084,327
Ground Transportation - 0.3%
Aurizon Holdings Ltd.	203,070	470,229
Canadian National Railway Co.	171,002	19,280,712
Canadian Pacific Kansas City Ltd. (c)	114,655	8,736,711
Central Japan Railway Co.	27,800	3,381,287
Rumo SA	281,700	1,156,051
TFI International, Inc. (Canada)	41,300	4,350,571
		37,375,561
Industrial Conglomerates - 0.7%
CK Hutchison Holdings Ltd.	2,366,900	14,269,297
DCC PLC (United Kingdom)	264,865	15,146,141
Hitachi Ltd.	611,480	35,312,888
Jardine Matheson Holdings Ltd. ADR	999	48,102
Lifco AB	96,397	2,035,105
Siemens AG	251,517	41,390,365
		108,201,898
Machinery - 1.6%
Airtac International Group	43,158	1,393,734
Alstom SA	801,837	22,129,081
Amada Co. Ltd.	51,000	487,945
Andritz AG	11,241	602,578
Atlas Copco AB (A Shares)	375,283	5,489,840
AutoStore Holdings Ltd. (a)(b)(c)	634,784	1,337,597
CNH Industrial NV	613,900	7,841,563
Epiroc AB (A Shares)	384,179	6,748,115
FANUC Corp.	903,100	30,889,500
Furukawa Co. Ltd.	2,900	29,474
GEA Group AG	401,591	16,865,650
Harmonic Drive Systems, Inc.	24,400	851,132
Husqvarna AB (B Shares)	266,700	1,968,583
IMI PLC	715,328	14,183,926
Indutrade AB	83,758	1,969,723
Iveco Group NV (b)	187,350	1,399,005
KION Group AG	85,391	2,975,547
Kitz Corp.	61,200	446,289
Knorr-Bremse AG	82,379	5,633,753
Kubota Corp.	299,600	4,143,759
Metso Corp.	157,812	1,726,494
Mitsubishi Heavy Industries Ltd.	24,000	1,017,362
Mitsuboshi Belting Ltd.	29,200	826,801
NGK Insulators Ltd.	80,500	972,413
OSG Corp.	61,000	840,187
Rotork PLC	694,159	2,771,832
Schindler Holding AG (participation certificate)	60,772	12,584,792
Shenzhen Inovance Technology Co. Ltd. (A Shares)	347,950	2,891,082
SMC Corp.	52,100	28,075,851
Spirax-Sarco Engineering PLC	79,063	10,744,783
Sumitomo Heavy Industries Ltd.	8,200	183,040
Techtronic Industries Co. Ltd.	1,024,000	9,500,552
The Weir Group PLC	319,454	6,733,686
THK Co. Ltd.	96,700	2,044,703
Toyota Industries Corp.	316,700	19,594,143
VAT Group AG (a)	5,811	2,394,585
Volvo AB (B Shares)	301,240	5,558,830
Yangzijiang Shipbuilding Holdings Ltd.	1,936,400	1,761,275
		237,609,205
Marine Transportation - 0.2%
A.P. Moller - Maersk A/S:
ADR	4,262	35,588
Series A	3,326	5,581,010
Series B	1,493	2,512,702
Mitsui OSK Lines Ltd.	392,000	8,933,070
Nippon Yusen KK	590,200	12,591,922
ZIM Integrated Shipping Services Ltd. (c)	1,069	13,608
		29,667,900
Passenger Airlines - 0.4%
Deutsche Lufthansa AG (b)	50,137	490,898
InterGlobe Aviation Ltd. (a)(b)	75,086	2,154,330
Ryanair Holdings PLC sponsored ADR (b)	427,184	44,888,495
Turk Hava Yollari AO (b)	1,487,852	10,317,458
		57,851,181
Professional Services - 0.7%
BayCurrent Consulting, Inc.	37,000	1,357,043
Benefit One, Inc.	57,500	632,675
Experian PLC	572,573	20,201,813
Intertek Group PLC	162,920	8,418,676
Persol Holdings Co. Ltd.	164,100	3,104,738
Recruit Holdings Co. Ltd.	168,400	5,151,741
RELX PLC:
(Euronext N.V.)	345,621	10,791,176
(London Stock Exchange)	458,460	14,338,182
rights (b)(e)	346,188	162,385
SGS SA (Reg.)	119,752	10,629,428
SMS Co., Ltd.	29,700	618,621
TechnoPro Holdings, Inc.	268,000	5,806,643
Teleperformance	27,517	4,114,868
Wolters Kluwer NV	139,757	15,954,452
Wolters Kluwer NV:
ADR	1,564	180,345
rights (b)(e)	156,932	197,939
		101,660,725
Trading Companies & Distributors - 0.7%
AerCap Holdings NV (b)	229,300	13,088,444
Ashtead Group PLC	372,838	22,725,800
Beijer Ref AB (B Shares)	114,556	1,694,303
Bunzl PLC	390,216	15,261,265
Diploma PLC	50,067	1,888,355
Hanwa Co. Ltd.	6,300	186,750
IMCD NV	13,082	1,965,360
Kanamoto Co. Ltd.	42,800	668,764
Marubeni Corp.	130,800	1,870,114
Mitsubishi Corp.	422,700	16,947,441
Mitsui & Co. Ltd.	265,200	8,382,852
MonotaRO Co. Ltd.	137,000	1,907,626
Ochi Holdings Co. Ltd.	95,700	832,502
Rexel SA	203,700	4,163,092
Seven Group Holdings Ltd.	14,596	221,969
Sojitz Corp.	157,800	3,165,627
Sumitomo Corp.	407,200	7,705,601
Toromont Industries Ltd.	39,824	3,080,309
Toyota Tsusho Corp.	18,400	810,881
Wakita & Co. Ltd.	13,300	124,480
Yamazen Co. Ltd.	171,600	1,255,054
Yuasa Trading Co. Ltd.	31,500	948,448
		108,895,037
Transportation Infrastructure - 0.1%
Aena SME SA (a)	99,045	15,478,077
Beijing Capital International Airport Co. Ltd. (H Shares) (b)	7,348,000	5,123,598
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	4,738	1,328,298
The Sumitomo Warehouse Co. Ltd.	3,800	59,867
		21,989,840
TOTAL INDUSTRIALS		1,113,556,198
INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.1%
Ericsson (B Shares)	1,124,285	5,813,509
Nokia Corp.	2,597,500	10,507,996
Vtech Holdings Ltd.	56,700	340,325
		16,661,830
Electronic Equipment, Instruments & Components - 0.9%
Anritsu Corp.	9,700	83,615
Chongqing Chuanyi Automation Co. Ltd. (A Shares)	45,300	250,271
Enplas Corp.	6,000	235,134
Hagiwara Electric Holdings Co. Ltd.	64,400	1,380,215
Halma PLC	163,914	4,911,971
Hamamatsu Photonics K.K.	94,400	4,817,398
Hexagon AB (B Shares)	496,933	5,773,021
Hirose Electric Co. Ltd.	101,090	13,727,779
Keyence Corp.	23,100	11,241,199
Kyocera Corp.	472,600	26,885,538
Largan Precision Co. Ltd.	25,000	1,843,382
Macnica Fuji Electronics Holdings, Inc.	4,200	153,440
Murata Manufacturing Co. Ltd.	530,900	31,029,074
Nippon Electric Glass Co. Ltd.	39,200	713,802
OMRON Corp.	53,700	3,247,246
Renishaw PLC	18,277	919,885
Samsung SDI Co. Ltd.	5,173	2,808,384
Sanshin Electronic Co. Ltd.	14,500	209,499
SES-imagotag SA (b)	6,672	1,123,956
Shimadzu Corp.	532,000	16,495,532
Spectris PLC	39,714	1,818,002
Yokogawa Electric Corp.	357,800	6,759,229
		136,427,572
IT Services - 0.6%
Capgemini SA	141,469	24,618,000
Fujitsu Ltd.	226,940	28,863,282
Globant SA (b)	9,300	1,709,433
Infosys Ltd.	160,555	2,553,642
Locaweb Servicos de Internet SA (a)	495,888	748,724
Mitsubishi Research Institute, Inc.	9,600	352,787
NEC Corp.	45,300	2,129,661
Nomura Research Institute Ltd.	676,300	17,014,873
NTT Data Corp.	553,600	7,934,966
OBIC Co. Ltd.	1,100	178,353
Otsuka Corp.	4,300	162,340
SCSK Corp.	66,900	1,060,220
SHIFT, Inc. (b)	6,600	1,158,701
Softcat PLC	62,003	1,052,806
TIS, Inc.	69,000	1,936,408
		91,474,196
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	88,758	15,771,409
ASML Holding NV:
(depository receipt)	17,721	12,811,043
(Netherlands)	123,492	89,325,040
ASMPT Ltd.	95,900	816,879
BE Semiconductor Industries NV	26,767	2,948,389
Broadcom, Inc.	14,783	11,944,073
Disco Corp.	121,400	17,659,813
GlobalWafers Co. Ltd.	47,000	771,144
Infineon Technologies AG	467,090	17,389,300
MediaTek, Inc.	151,000	3,731,005
NXP Semiconductors NV	140,689	25,197,400
Renesas Electronics Corp. (b)	254,100	4,112,659
ROHM Co. Ltd.	6,300	534,025
Silergy Corp.	42,000	547,594
Siltronic AG	9,983	856,868
SK Hynix, Inc.	219,990	18,064,349
Sumco Corp.	739,900	10,573,414
Taiwan Semiconductor Manufacturing Co. Ltd.	1,081,000	19,569,807
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	385,252	37,981,995
Tokyo Electron Ltd.	154,600	21,026,462
		311,632,668
Software - 1.2%
ANSYS, Inc. (b)	24,017	7,771,661
Cadence Design Systems, Inc. (b)	141,508	32,675,612
Check Point Software Technologies Ltd. (b)	123,057	15,358,744
Constellation Software, Inc.	6,340	12,927,575
Dassault Systemes SA	428,422	18,825,925
Fortnox AB	185,255	1,193,971
Kinaxis, Inc. (b)	10,565	1,413,336
Nemetschek SE	16,400	1,283,894
Newland Digital Technology Co. Ltd. (A Shares)	364,200	952,538
NICE Ltd. sponsored ADR (b)	26,237	5,403,248
Oracle Corp. Japan	10,700	820,212
Rakus Co. Ltd.	64,600	1,040,462
SAP SE	633,188	83,027,254
SAP SE sponsored ADR	29,850	3,893,634
Technology One Ltd.	45,161	481,162
Temenos Group AG	8,144	686,215
Trend Micro, Inc.	18,400	876,914
		188,632,357
Technology Hardware, Storage & Peripherals - 0.9%
Brother Industries Ltd.	170,700	2,479,790
Canon, Inc.	355,500	8,811,749
Canon, Inc. sponsored ADR	94,074	2,321,746
FUJIFILM Holdings Corp.	150,100	9,192,918
Lenovo Group Ltd.	844,000	793,293
Ricoh Co. Ltd.	286,500	2,397,696
Samsung Electronics Co. Ltd.	1,867,518	100,821,360
Seiko Epson Corp.	215,000	3,269,944
TPV Technology Co. Ltd. (A Shares) (b)	678,100	196,422
		130,284,918
TOTAL INFORMATION TECHNOLOGY		875,113,541
MATERIALS - 3.1%
Chemicals - 1.6%
Air Liquide SA	116,224	19,473,650
Air Water, Inc.	26,400	346,947
Akzo Nobel NV	436,414	32,859,057
Asahi Kasei Corp.	502,000	3,404,531
BASF AG	257,183	12,231,144
Covestro AG (a)(b)	114,898	4,428,690
Croda International PLC	190,333	14,442,649
Daicel Chemical Industries Ltd.	102,200	868,507
Denka Co. Ltd.	163,460	3,006,984
Givaudan SA	2,646	8,704,272
Johnson Matthey PLC	185,068	3,982,725
K+S AG	137,100	2,205,520
Kansai Paint Co. Ltd.	423,200	6,360,530
Kuraray Co. Ltd.	62,200	588,406
Lanxess AG	20,828	747,371
Linde PLC	60,295	21,323,930
Linde PLC	80,522	28,717,244
Nippon Sanso Holdings Corp.	229,900	4,719,282
Nitto Denko Corp.	147,500	10,512,650
Novozymes A/S Series B	123,233	5,938,194
PhosAgro PJSC (d)	3,751	263
Shin-Etsu Chemical Co. Ltd.	494,200	15,214,610
Shin-Etsu Chemical Co. Ltd. ADR	3,801	58,535
Sika AG	75,477	20,652,110
Sumitomo Chemical Co. Ltd.	271,700	811,249
Symrise AG	154,058	16,498,480
Toray Industries, Inc.	337,300	1,784,730
Tosoh Corp.	172,600	1,988,322
Umicore SA	176,209	4,897,095
UPL Ltd.	136,721	1,132,756
Yara International ASA	96,151	3,587,840
		251,488,273
Construction Materials - 0.2%
CRH PLC	212,164	10,040,162
HeidelbergCement AG	197,011	14,083,929
		24,124,091
Containers & Packaging - 0.1%
Amcor PLC CDI	185,080	1,799,760
CCL Industries, Inc. Class B	62,495	2,911,830
Sig Group AG	114,468	3,122,026
Smurfit Kappa Group PLC	308,508	10,958,064
Toyo Seikan Group Holdings Ltd.	56,800	862,243
		19,653,923
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	140,449	7,147,121
Anglo American PLC (United Kingdom)	298,109	8,212,392
Antofagasta PLC	306,927	5,106,600
ArcelorMittal SA:
(Netherlands)	322,900	8,017,784
rights (b)(e)	327,900	70,418
BHP Group Ltd.	219,792	6,007,335
BHP Group Ltd.:
(London)	229,282	6,304,685
sponsored ADR (c)	52,100	2,860,290
Franco-Nevada Corp.	200,448	29,130,299
Glencore PLC	5,539,660	28,330,672
IGO Ltd.	1,253,145	11,623,442
Nippon Steel & Sumitomo Metal Corp.	75,200	1,465,678
Norsk Hydro ASA (c)	97,610	590,768
Rio Tinto Ltd.	119,496	8,316,701
Rio Tinto PLC	444,893	26,289,424
South32 Ltd.	1,553,267	3,971,005
Wheaton Precious Metals Corp.	150,859	6,836,719
		160,281,333
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	427,318	5,410,325
Svenska Cellulosa AB SCA (B Shares)	338,257	4,485,448
		9,895,773
TOTAL MATERIALS		465,443,393
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Big Yellow Group PLC	85,144	1,218,021
Great Portland Estates PLC	480,980	2,892,255
Scentre Group unit	2,733,297	4,818,036
Segro PLC	148,707	1,475,433
Warehouses de Pauw	34,194	959,071
		11,362,816
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd.	1,005,300	5,417,781
ESR Group Ltd. (a)	1,347,200	1,988,855
Grand City Properties SA	318,709	2,350,610
LEG Immobilien AG	179,962	9,331,451
Mitsui Fudosan Co. Ltd.	371,100	7,091,719
TAG Immobilien AG	218,386	1,748,412
Vonovia SE (c)	225,621	4,151,292
Vonovia SE rights (b)(c)(e)	232,987	211,684
		32,291,804
TOTAL REAL ESTATE		43,654,620
UTILITIES - 1.2%
Electric Utilities - 0.4%
Chubu Electric Power Co., Inc.	66,200	790,171
CLP Holdings Ltd.	542,500	3,952,471
Enel SpA	5,136,934	32,331,879
Iberdrola SA	1,750,033	21,371,098
ORSTED A/S (a)	34,309	3,004,097
SSE PLC	141,538	3,319,757
The Okinawa Electric Power Co., Inc.	49,600	415,455
Tokyo Electric Power Co., Inc. (b)	279,100	963,554
		66,148,482
Gas Utilities - 0.1%
APA Group unit	482,251	3,149,349
Beijing Enterprises Holdings Ltd.	493,500	1,906,452
China Resource Gas Group Ltd.	913,200	3,003,007
Osaka Gas Co. Ltd.	130,400	2,067,494
Tokyo Gas Co. Ltd.	331,500	7,064,228
		17,190,530
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	118,785	2,359,089
Electric Power Development Co. Ltd.	408,900	6,019,407
RWE AG	363,142	15,184,916
RWE AG ADR	9,794	410,662
		23,974,074
Multi-Utilities - 0.5%
E.ON SE	1,379,845	16,681,304
Engie SA (c)	2,121,272	31,896,749
National Grid PLC	506,850	6,982,968
Veolia Environnement SA	563,476	16,635,576
		72,196,597
TOTAL UTILITIES		179,509,683
TOTAL COMMON STOCKS (Cost $4,826,042,410)		6,377,294,240

Nonconvertible Preferred Stocks - 0.5%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	100,992	10,379,426
Dr. Ing. h.c. F. Porsche AG Series F (a)	51,112	6,345,695
Volkswagen AG	95,982	12,024,789
		28,749,910
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	157,833	12,597,194
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,855,000	9,550,510
(PN) sponsored ADR (non-vtg.)	603,720	6,206,242
sponsored ADR	628,033	7,247,501
		23,004,253
FINANCIALS - 0.0%
Banks - 0.0%
Banco Bradesco SA (PN) sponsored ADR (c)	1,662,711	5,121,150
Insurance - 0.0%
Samsung Fire & Marine Insurance Co. Ltd.	34	4,324
TOTAL FINANCIALS		5,125,474
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $61,291,816)		69,476,831

Equity Funds - 52.3%
	Shares	Value ($)
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	19,976	386,133
Europe Stock Funds - 0.6%
iShares MSCI United Kingdom ETF	2,434,796	77,669,992
WisdomTree Europe Hedged Equity ETF (c)	209,614	16,825,716
TOTAL EUROPE STOCK FUNDS		94,495,708
Foreign Large Blend Funds - 14.0%
Artisan International Value Fund Investor Class	18,125,212	757,815,131
Fidelity SAI International Index Fund (f)	22,499,882	283,498,514
Fidelity SAI International Low Volatility Index Fund (f)	83,117,668	865,254,915
Harbor International Fund Institutional Class	9,619	403,433
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	17,042,996	226,330,981
TOTAL FOREIGN LARGE BLEND FUNDS		2,133,302,974
Foreign Large Growth Funds - 17.2%
American Funds EuroPacific Growth Fund Class F2 (b)	150,854	7,927,390
Fidelity Advisor International Discovery Fund Class Z (f)	18,169,411	767,294,240
Fidelity Diversified International Fund (f)	11,604,088	462,306,848
Fidelity Overseas Fund (f)	10,911,192	612,772,568
Fidelity SAI International Momentum Index Fund (f)	9,951,385	117,923,909
Fidelity SAI International Quality Index Fund (f)	236,975	2,746,540
Invesco Oppenheimer International Growth Fund Class R6	668,760	24,710,678
JOHCM International Select Fund Investor Shares	14,205,916	307,984,268
WCM Focused International Growth Fund Investor Class	14,267,111	306,885,563
TOTAL FOREIGN LARGE GROWTH FUNDS		2,610,552,004
Foreign Large Value Funds - 10.2%
Fidelity SAI International Value Index Fund (f)	48,077,485	419,235,672
iShares MSCI EAFE Value ETF	8,200,898	390,362,745
Oakmark International Fund Investor Class	20,366,460	517,919,086
Pear Tree Polaris Foreign Value Fund Institutional Shares	10,832,820	222,181,130
TOTAL FOREIGN LARGE VALUE FUNDS		1,549,698,633
Foreign Small Mid Blend Funds - 1.2%
Fidelity Advisor International Small Cap Fund Class Z (f)	1,083,658	31,241,847
Fidelity SAI International Small Cap Index Fund (f)	11,440,506	88,549,519
Victory Trivalent International Small-Cap Fund Class I	4,365,042	58,622,518
TOTAL FOREIGN SMALL MID BLEND FUNDS		178,413,884
Foreign Small Mid Growth Funds - 0.6%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (f)	2,457,449	46,372,066
Oberweis International Opportunities Institutional Fund (b)	1,390,140	11,287,939
T. Rowe Price International Discovery Fund	593,490	34,517,406
Wasatch International Growth Fund Investor Class (b)	110	2,530
TOTAL FOREIGN SMALL MID GROWTH FUNDS		92,179,941
Foreign Small Mid Value Funds - 0.6%
Brandes International Small Cap Equity Fund Class A	1,556,510	20,265,760
Oakmark International Small Cap Fund Investor Class	933,303	16,566,130
Transamerica International Small Cap Value Fund Class I	4,189,103	55,421,829
TOTAL FOREIGN SMALL MID VALUE FUNDS		92,253,719
Other - 7.9%
Fidelity Advisor Japan Fund Class Z (f)	8,342,789	130,648,070
Fidelity Japan Smaller Companies Fund (f)	5,534,439	79,419,193
Fidelity SAI Japan Stock Index Fund (f)	82,002,391	726,541,187
iShares MSCI Australia ETF	10,001,860	218,740,678
Matthews Japan Fund Investor Class	237	3,839
WisdomTree Japan Hedged Equity ETF (c)	465,136	35,113,117
WisdomTree Japan SmallCap Dividend ETF	272,344	17,568,911
TOTAL OTHER		1,208,034,995
TOTAL EQUITY FUNDS (Cost $6,692,758,779)		7,959,317,991

U.S. Treasury Obligations - 0.1%
	Principal Amount (g)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.92% to 5.2% 6/8/23 to 7/27/23 (h) (Cost $21,614,561)	21,690,000	21,613,260

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.14% (i)(j)	100,622,828	100,632,891
State Street Institutional U.S. Government Money Market Fund Premier Class 5.02% (k)	729,852,452	729,852,452
TOTAL MONEY MARKET FUNDS (Cost $830,485,343)		830,485,343

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $12,432,192,909)	15,258,187,665
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(50,125,658)
NET ASSETS - 100.0%	15,208,062,007

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Nikkei 225 Index Contracts (Japan)	526	Jun 2023	80,977,700	7,284,274	7,284,274
ICE E-mini MSCI EAFE Index Contracts (United States)	5,425	Jun 2023	556,984,750	(7,544,262)	(7,544,262)

TOTAL FUTURES CONTRACTS					(259,988)
The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $108,780,320 or 0.7% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Affiliated Fund
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,170,712.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Securities Lending Cash Central Fund 5.14%	189,895,696	718,496,176	807,758,981	1,016,320	-	-	100,632,891	0.3%
Total	189,895,696	718,496,176	807,758,981	1,016,320	-	-	100,632,891

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor International Discovery Fund Class Z	762,223,228	-	20,000,001	-	5,990,482	19,080,531	767,294,240
Fidelity Advisor International Small Cap Fund Class Z	36,356,224	-	5,311,313	-	621,127	(424,191)	31,241,847
Fidelity Advisor International Small Cap Opportunities Fund - Class Z	53,586,840	-	7,784,029	-	(476,083)	1,045,338	46,372,066
Fidelity Advisor Japan Fund Class Z	53,625,692	75,000,001	-	-	-	2,022,377	130,648,070
Fidelity Diversified International Fund	463,248,691	-	18,000,000	-	5,922,781	11,135,376	462,306,848
Fidelity Japan Smaller Companies Fund	95,282,551	-	21,000,000	-	(310,217)	5,446,859	79,419,193
Fidelity Overseas Fund	605,809,736	-	20,000,000	-	(3,622,385)	30,585,217	612,772,568
Fidelity SAI International Index Fund	3,779,269	285,000,000	-	-	-	(5,280,755)	283,498,514
Fidelity SAI International Low Volatility Index Fund	587,804,624	252,999,993	-	-	-	24,450,298	865,254,915
Fidelity SAI International Momentum Index Fund	115,734,605	-	-	-	-	2,189,304	117,923,909
Fidelity SAI International Quality Index Fund	2,597,246	-	-	-	-	149,294	2,746,540
Fidelity SAI International Small Cap Index Fund	105,356,169	-	15,238,711	-	(4,429,164)	2,861,225	88,549,519
Fidelity SAI International Value Index Fund	562,494,302	-	137,000,000	-	(12,010,521)	5,751,891	419,235,672
Fidelity SAI Japan Stock Index Fund	813,934,192	1	143,000,000	-	(19,693,723)	75,300,717	726,541,187
	4,261,833,369	612,999,995	387,334,054	-	(28,007,703)	174,313,481	4,633,805,088

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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